Provision for credit losses (Tables)	3 Months Ended
Jun. 30, 2012
Provision for credit losses
Provision for credit losses
in	2Q12	1Q12	2Q11	6M12	6M11

Provision for credit losses (CHF million)

Provision for loan losses	24	27	3	51	15

Provision for lending-related and other exposures	1	7	10	8	(9)

Provision for credit losses	25	34	13	59	6